JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Aerospace & Defense — 2.0%
AAR Corp. *	11,952	892,934
AeroVironment, Inc. *	11,365	3,041,729
Cadre Holdings, Inc.	8,717	288,271
Kratos Defense & Security Solutions, Inc. *	58,812	3,452,265
Mercury Systems, Inc. *	18,415	968,445
Moog, Inc., Class A	10,054	1,946,253
V2X, Inc. *	6,093	288,686
		10,878,583
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	20,023	701,205
Automobile Components — 2.4%
Adient plc *	29,910	641,270
Dana, Inc.	46,385	738,449
Dorman Products, Inc. *	9,320	1,124,179
Fox Factory Holding Corp. *	14,343	435,597
Garrett Motion, Inc. (Switzerland)	42,229	550,666
Gentherm, Inc. *	10,557	338,246
Goodyear Tire & Rubber Co. (The) *	91,837	944,084
LCI Industries	8,619	818,805
Mobileye Global, Inc., Class A (Israel) *	55,310	787,614
Modine Manufacturing Co. *	17,650	2,374,984
Patrick Industries, Inc.	11,508	1,119,038
Phinia, Inc.	13,960	707,772
QuantumScape Corp. *	147,501	1,268,509
Visteon Corp. *	8,763	974,008
XPEL, Inc. * (a)	7,677	250,961
		13,074,182
Automobiles — 0.2%
Harley-Davidson, Inc.	40,381	982,470
Winnebago Industries, Inc.	8,825	262,279
		1,244,749
Banks — 10.0%
1st Source Corp.	6,621	396,068
Amalgamated Financial Corp.	5,838	169,244
Ameris Bancorp	22,243	1,520,309
Associated Banc-Corp.	58,535	1,448,156
Atlantic Union Bankshares Corp.	46,894	1,486,540
Axos Financial, Inc. *	17,598	1,519,587
Banc of California, Inc.	50,146	728,120
BancFirst Corp.	7,373	918,086
Bancorp, Inc. (The) *	16,242	1,025,845
Bank of Hawaii Corp.	13,955	863,535
BankUnited, Inc.	25,041	913,245
Banner Corp.	11,210	695,861
Berkshire Hills Bancorp, Inc.	16,461	405,599
Brookline Bancorp, Inc.	29,863	308,186
Cathay General Bancorp	22,783	1,030,247
City Holding Co.	5,044	615,872
Columbia Financial, Inc. *	9,705	139,655
Community Financial System, Inc.	18,166	957,348
Community Trust Bancorp, Inc.	5,650	304,987
Customers Bancorp, Inc. *	10,413	663,829
CVB Financial Corp.	43,435	811,800
Dime Community Bancshares, Inc.	14,482	401,296
Eastern Bankshares, Inc.	68,054	1,051,434
Enterprise Financial Services Corp.	12,937	713,993

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
FB Financial Corp.	12,109	590,435
First Bancorp	13,822	692,344
First BanCorp (Puerto Rico)	52,127	1,085,805
First Busey Corp.	30,598	682,947
First Commonwealth Financial Corp.	33,872	559,227
First Financial Bancorp	31,150	755,076
First Hawaiian, Inc.	42,909	1,040,543
First Interstate BancSystem, Inc., Class A	31,330	901,991
First Merchants Corp.	19,115	728,664
Flagstar Financial, Inc.	106,467	1,202,012
Fulton Financial Corp.	64,756	1,162,370
German American Bancorp, Inc.	13,053	501,496
Hilltop Holdings, Inc.	14,455	427,868
Hope Bancorp, Inc.	43,577	435,334
Independent Bank Corp.	14,327	910,481
International Bancshares Corp.	19,057	1,299,306
Lakeland Financial Corp.	8,946	566,908
Live Oak Bancshares, Inc.	12,684	400,941
National Bank Holdings Corp., Class A	12,030	445,832
NBT Bancorp, Inc.	15,942	659,680
Nicolet Bankshares, Inc.	4,878	629,262
Northwest Bancshares, Inc.	46,876	548,449
OceanFirst Financial Corp.	19,648	329,693
OFG Bancorp (Puerto Rico)	14,904	635,209
Origin Bancorp, Inc.	10,509	384,104
Pacific Premier Bancorp, Inc.	32,613	706,724
Park National Corp.	5,219	844,800
Pathward Financial, Inc.	8,364	632,528
Preferred Bank	4,222	383,442
Provident Financial Services, Inc.	43,008	783,606
Renasant Corp.	32,774	1,200,839
Republic Bancorp, Inc., Class A	2,977	204,996
S&T Bancorp, Inc.	12,331	451,808
Seacoast Banking Corp. of Florida	28,245	796,227
ServisFirst Bancshares, Inc.	19,285	1,516,765
Simmons First National Corp., Class A	48,632	932,276
Southside Bancshares, Inc.	9,975	293,664
Stellar Bancorp, Inc.	17,521	517,395
Stock Yards Bancorp, Inc.	9,288	694,371
Texas Capital Bancshares, Inc. *	15,295	1,284,321
Towne Bank	23,666	829,020
TriCo Bancshares	10,726	441,053
Triumph Financial, Inc. *	7,687	436,007
Trustmark Corp.	20,283	755,542
United Community Banks, Inc.	40,321	1,229,791
Veritex Holdings, Inc.	16,778	532,198
WaFd, Inc.	26,806	780,189
WesBanco, Inc.	32,146	968,559
Westamerica BanCorp	8,499	407,102
WSFS Financial Corp.	19,181	1,051,886
		55,339,928
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A *	2,986	618,341
Vita Coco Co., Inc. (The) *	14,585	514,267
		1,132,608
Biotechnology — 6.4%
ACADIA Pharmaceuticals, Inc. *	44,016	1,048,901

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
ADMA Biologics, Inc. *	83,219	1,556,195
Agios Pharmaceuticals, Inc. *	20,464	761,670
Akero Therapeutics, Inc. *	22,623	1,105,134
Amicus Therapeutics, Inc. *	90,932	544,683
Apellis Pharmaceuticals, Inc. *	28,404	634,545
Apogee Therapeutics, Inc. *	9,124	349,084
Arcellx, Inc. *	13,570	968,762
Arcus Biosciences, Inc. *	24,377	222,562
Arcutis Biotherapeutics, Inc. *	38,551	562,074
Ardelyx, Inc. *	79,156	335,621
Arrowhead Pharmaceuticals, Inc. *	42,739	675,276
Aurinia Pharmaceuticals, Inc. (Canada) *	42,405	392,034
Avidity Biosciences, Inc. *	33,311	1,222,847
Beam Therapeutics, Inc. * (b)	32,567	641,896
Bicara Therapeutics, Inc. * (b)	10,176	113,055
BioCryst Pharmaceuticals, Inc. *	68,655	558,852
Biohaven Ltd. *	32,217	486,477
CareDx, Inc. *	19,328	237,444
Catalyst Pharmaceuticals, Inc. *	40,722	868,600
Celldex Therapeutics, Inc. *	18,643	409,773
CG oncology, Inc. *	19,461	519,414
Crinetics Pharmaceuticals, Inc. *	32,864	939,582
Day One Biopharmaceuticals, Inc. *	24,452	164,073
Denali Therapeutics, Inc. *	47,709	659,815
Disc Medicine, Inc. *	8,324	497,442
Dynavax Technologies Corp. *	37,153	407,940
Dyne Therapeutics, Inc. *	39,860	392,621
Geron Corp. *	191,499	220,224
GRAIL, Inc. * (b)	8,924	305,290
Ideaya Biosciences, Inc. *	29,976	729,916
ImmunityBio, Inc. * (b)	80,049	196,921
Immunovant, Inc. *	24,568	395,053
Intellia Therapeutics, Inc. * (b)	34,894	406,166
Iovance Biotherapeutics, Inc. * (b)	92,294	237,196
Janux Therapeutics, Inc. *	13,717	329,414
Krystal Biotech, Inc. *	9,225	1,419,451
Kymera Therapeutics, Inc. *	16,994	743,487
MannKind Corp. *	105,478	398,707
Metsera, Inc. * (b)	5,366	177,024
Mirum Pharmaceuticals, Inc. *	13,844	715,458
MoonLake Immunotherapeutics *	10,215	515,245
Nuvalent, Inc., Class A *	14,235	1,115,312
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	18,679	1,006,051
PTC Therapeutics, Inc. *	25,180	1,312,130
Recursion Pharmaceuticals, Inc., Class A * (b)	110,157	655,434
Rhythm Pharmaceuticals, Inc. *	16,911	1,441,325
Rocket Pharmaceuticals, Inc. *	30,679	93,571
Scholar Rock Holding Corp. *	24,997	926,139
Soleno Therapeutics, Inc. *	10,857	938,805
Spyre Therapeutics, Inc. *	13,857	235,153
Syndax Pharmaceuticals, Inc. *	28,295	280,686
Travere Therapeutics, Inc. *	29,794	460,317
Twist Bioscience Corp. *	21,195	711,516
Vera Therapeutics, Inc. *	16,783	348,919
Veracyte, Inc. *	25,605	601,974
Vericel Corp. *	17,886	624,937
Vir Biotechnology, Inc. *	32,292	163,720

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Viridian Therapeutics, Inc. *	25,085	439,489
Xencor, Inc. *	21,061	175,228
		35,596,630
Building Products — 1.6%
American Woodmark Corp. *	5,179	272,467
Apogee Enterprises, Inc.	6,984	293,258
AZZ, Inc.	10,059	1,101,461
CSW Industrials, Inc.	5,874	1,524,186
Gibraltar Industries, Inc. *	10,425	688,363
Griffon Corp.	14,241	1,157,366
Hayward Holdings, Inc. *	71,872	1,105,391
Janus International Group, Inc. *	38,583	330,656
Masterbrand, Inc. *	43,274	477,312
Resideo Technologies, Inc. *	49,580	1,353,534
Tecnoglass, Inc.	8,509	663,957
		8,967,951
Capital Markets — 2.7%
Acadian Asset Management, Inc.	9,820	410,378
Artisan Partners Asset Management, Inc., Class A	24,865	1,125,141
BGC Group, Inc., Class A	126,149	1,169,401
DigitalBridge Group, Inc.	54,021	580,186
Donnelley Financial Solutions, Inc. *	8,945	473,727
Moelis & Co., Class A	26,491	1,858,079
Piper Sandler Cos.	5,460	1,721,647
PJT Partners, Inc., Class A	7,912	1,413,241
StepStone Group, Inc., Class A	22,616	1,342,486
StoneX Group, Inc. *	15,484	1,505,664
Victory Capital Holdings, Inc., Class A	16,368	1,127,919
Virtu Financial, Inc., Class A	28,762	1,269,555
Virtus Investment Partners, Inc.	2,242	433,401
WisdomTree, Inc.	42,377	562,343
		14,993,168
Chemicals — 1.5%
Ashland, Inc.	15,769	813,050
Chemours Co. (The)	52,955	634,401
Hawkins, Inc.	6,804	1,110,957
Huntsman Corp.	55,764	540,911
Ingevity Corp. *	11,685	488,316
Innospec, Inc.	8,460	675,954
Minerals Technologies, Inc.	10,370	603,015
Olin Corp.	39,658	751,123
Perimeter Solutions, Inc. *	47,603	767,836
PureCycle Technologies, Inc. * (b)	46,512	623,726
Quaker Chemical Corp.	4,947	566,036
Stepan Co.	7,309	371,078
Tronox Holdings plc	39,495	125,989
		8,072,392
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	20,579	949,309
ACV Auctions, Inc., Class A *	55,101	782,985
Brady Corp., Class A	15,205	1,073,017
BrightView Holdings, Inc. *	20,293	323,673
Brink's Co. (The)	14,741	1,287,479
Cimpress plc (Ireland) *	5,400	298,674
CoreCivic, Inc. *	38,647	774,486
Driven Brands Holdings, Inc. *	22,013	372,020

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
GEO Group, Inc. (The) *	47,128	1,221,558
Healthcare Services Group, Inc. *	24,086	313,359
HNI Corp.	16,283	837,597
MillerKnoll, Inc.	23,879	453,223
OPENLANE, Inc. *	35,719	880,116
Pitney Bowes, Inc.	60,064	682,327
Steelcase, Inc., Class A	33,255	343,524
UniFirst Corp.	5,121	875,845
Vestis Corp.	46,493	281,748
VSE Corp.	6,546	1,024,711
		12,775,651
Communications Equipment — 0.9%
Calix, Inc. *	20,903	1,184,991
CommScope Holding Co., Inc. *	73,081	599,264
Digi International, Inc. *	12,335	402,244
Extreme Networks, Inc. *	47,361	836,395
Harmonic, Inc. *	40,052	340,843
NetScout Systems, Inc. *	23,908	512,110
Viasat, Inc. *	36,749	603,786
Viavi Solutions, Inc. *	73,855	742,243
		5,221,876
Construction & Engineering — 2.7%
Argan, Inc.	4,625	1,133,032
Centuri Holdings, Inc. *	5,975	130,255
Construction Partners, Inc., Class A *	16,683	1,682,481
Dycom Industries, Inc. *	9,896	2,660,144
Everus Construction Group, Inc. *	18,106	1,344,552
Granite Construction, Inc.	14,718	1,390,409
IES Holdings, Inc. *	2,993	1,056,739
MYR Group, Inc. *	5,326	1,030,581
Primoris Services Corp.	19,020	1,791,113
Sterling Infrastructure, Inc. *	10,861	2,906,295
		15,125,601
Construction Materials — 0.3%
Knife River Corp. *	18,153	1,497,260
United States Lime & Minerals, Inc.	3,835	381,889
		1,879,149
Consumer Finance — 1.2%
Bread Financial Holdings, Inc.	16,257	996,554
Encore Capital Group, Inc. *	7,519	277,301
Enova International, Inc. *	8,541	893,047
LendingClub Corp. *	39,514	616,023
Navient Corp.	24,600	318,324
Nelnet, Inc., Class A	4,096	511,058
PROG Holdings, Inc.	14,135	450,058
Upstart Holdings, Inc. *	29,610	2,420,322
		6,482,687
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	11,698	420,192
Chefs' Warehouse, Inc. (The) *	13,014	892,240
Grocery Outlet Holding Corp. *	31,951	420,795
Ingles Markets, Inc., Class A	5,159	324,656
PriceSmart, Inc.	8,320	894,400
Weis Markets, Inc.	5,103	369,508
		3,321,791

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — 0.3%
Greif, Inc., Class A	8,548	542,200
O-I Glass, Inc. *	52,321	680,696
TriMas Corp.	11,736	419,327
		1,642,223
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc. *	13,146	1,502,193
Coursera, Inc. *	40,804	515,763
Frontdoor, Inc. *	25,610	1,498,185
Graham Holdings Co., Class B	1,183	1,128,795
KinderCare Learning Cos., Inc. *	11,039	106,085
Laureate Education, Inc., Class A *	43,941	993,067
Mister Car Wash, Inc. *	37,467	216,372
OneSpaWorld Holdings Ltd. (Bahamas)	33,186	734,074
Strategic Education, Inc.	7,895	585,375
Stride, Inc. *	14,350	1,840,100
Udemy, Inc. *	29,316	223,095
		9,343,104
Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	25,878	465,287
American Assets Trust, Inc.	16,981	323,148
Broadstone Net Lease, Inc.	61,583	1,000,108
Global Net Lease, Inc.	70,900	495,591
		2,284,134
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	15,852	722,693
Globalstar, Inc. *	17,585	413,072
Iridium Communications, Inc.	34,684	848,371
Liberty Latin America Ltd., Class C (Puerto Rico) *	38,433	274,411
		2,258,547
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc. *	61,524	659,537
MGE Energy, Inc.	13,023	1,106,174
Oklo, Inc. *	32,065	2,455,858
		4,221,569
Electrical Equipment — 1.6%
Atkore, Inc.	11,546	889,273
Bloom Energy Corp., Class A *	71,577	2,676,264
Enovix Corp. *	52,193	699,386
NuScale Power Corp. * (b)	46,216	2,320,505
Plug Power, Inc. * (b)	304,682	457,023
Powell Industries, Inc. (b)	3,301	782,667
Sunrun, Inc. *	75,044	769,952
Vicor Corp. *	8,228	365,652
		8,960,722
Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics, Inc.	11,393	438,631
Crane NXT Co.	19,230	1,141,108
CTS Corp.	10,224	400,679
ePlus, Inc. *	8,983	581,919
IPG Photonics Corp. *	9,247	692,508
Itron, Inc. *	16,230	2,021,284
Knowles Corp. *	28,837	585,679
Mirion Technologies, Inc. *	73,901	1,651,687
Napco Security Technologies, Inc.	12,351	377,076

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
OSI Systems, Inc. *	5,627	1,243,623
PAR Technology Corp. *	14,245	865,811
PC Connection, Inc.	3,763	231,763
Plexus Corp. *	9,069	1,156,298
Rogers Corp. *	5,916	387,971
TTM Technologies, Inc. *	33,589	1,587,080
Vishay Intertechnology, Inc.	36,456	597,514
		13,960,631
Energy Equipment & Services — 2.0%
Archrock, Inc.	60,919	1,423,068
Atlas Energy Solutions, Inc. (b)	26,389	343,057
Cactus, Inc., Class A	24,286	1,027,541
Helix Energy Solutions Group, Inc. *	46,109	273,426
Helmerich & Payne, Inc.	33,483	542,759
Kodiak Gas Services, Inc.	18,655	603,116
Liberty Energy, Inc.	55,691	687,227
Noble Corp. plc	44,793	1,200,900
Oceaneering International, Inc. *	35,681	774,278
Patterson-UTI Energy, Inc.	121,977	720,884
RPC, Inc.	31,267	145,391
Seadrill Ltd. (Norway) *	20,845	607,840
Tidewater, Inc. *	16,562	828,266
Transocean Ltd. *	246,865	720,846
Valaris Ltd. *	21,766	1,058,481
		10,957,080
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A * (b)	153,939	446,423
Atlanta Braves Holdings, Inc., Class A * (b)	3,547	167,064
Atlanta Braves Holdings, Inc., Class C *	16,588	739,161
Cinemark Holdings, Inc.	35,666	958,346
IMAX Corp. *	15,623	402,917
Liberty Media Corp-Liberty Live, Class A *	7,011	573,500
Liberty Media Corp-Liberty Live, Class C *	16,574	1,396,028
Madison Square Garden Entertainment Corp. *	14,162	535,182
Playtika Holding Corp.	25,473	113,482
Sphere Entertainment Co. *	8,646	372,210
Starz Entertainment Corp.	4,307	62,667
		5,766,980
Financial Services — 2.1%
AvidXchange Holdings, Inc. *	66,932	659,950
Burford Capital Ltd.	67,465	866,925
Cannae Holdings, Inc.	20,174	431,320
Compass Diversified Holdings	22,210	141,922
EVERTEC, Inc. (Puerto Rico)	21,254	768,332
Federal Agricultural Mortgage Corp., Class C	3,053	525,940
Flywire Corp. *	37,755	411,152
HA Sustainable Infrastructure Capital, Inc.	42,448	1,102,375
Marqeta, Inc., Class A *	142,155	810,283
Merchants Bancorp	7,515	220,190
NCR Atleos Corp. *	26,103	798,752
NMI Holdings, Inc., Class A *	26,010	970,693
Payoneer Global, Inc. *	73,154	480,622
Rocket Cos., Inc., Class A (b)	87,286	1,289,214
Sezzle, Inc. *	6,721	1,040,680
Walker & Dunlop, Inc.	11,646	873,566
		11,391,916

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — 0.8%
Cal-Maine Foods, Inc.	15,271	1,697,219
Fresh Del Monte Produce, Inc.	12,855	483,220
J & J Snack Foods Corp.	5,389	608,364
Seaboard Corp.	93	294,548
Tootsie Roll Industries, Inc.	6,246	236,911
TreeHouse Foods, Inc. *	16,079	309,038
Utz Brands, Inc.	25,847	336,786
WK Kellogg Co.	21,822	502,997
		4,469,083
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	8,038	963,595
Northwest Natural Holding Co.	14,368	573,571
		1,537,166
Ground Transportation — 0.5%
ArcBest Corp.	7,657	559,956
Hertz Global Holdings, Inc. *	39,022	250,131
Marten Transport Ltd.	18,726	227,708
RXO, Inc. *	58,295	900,658
Schneider National, Inc., Class B	16,144	394,721
Werner Enterprises, Inc.	19,262	533,943
		2,867,117
Health Care Equipment & Supplies — 2.8%
Alphatec Holdings, Inc. *	38,505	407,383
AtriCure, Inc. *	17,551	616,040
CONMED Corp.	10,983	561,780
Dentsply Sirona, Inc.	68,748	983,784
Enovis Corp. *	19,579	524,717
Envista Holdings Corp. *	60,456	1,142,014
Establishment Labs Holdings, Inc. (Costa Rica) *	8,589	360,351
ICU Medical, Inc. *	8,261	1,060,795
Integer Holdings Corp. *	12,286	1,333,154
Integra LifeSciences Holdings Corp. *	23,905	314,112
iRhythm Technologies, Inc. *	11,193	1,569,035
Kestra Medical Technologies Ltd. * (b)	8,344	137,676
LeMaitre Vascular, Inc.	7,374	599,064
LivaNova plc *	19,238	811,651
Neogen Corp. *	69,517	323,254
Novocure Ltd. *	36,029	416,856
Omnicell, Inc. *	15,574	482,950
PROCEPT BioRobotics Corp. *	19,026	922,951
QuidelOrtho Corp. *	23,528	541,615
STAAR Surgical Co. *	11,831	211,952
Tandem Diabetes Care, Inc. *	23,657	368,576
TransMedics Group, Inc. *	11,124	1,323,422
UFP Technologies, Inc. *	2,715	614,649
		15,627,781
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	32,599	709,680
AdaptHealth Corp. *	32,568	292,135
Addus HomeCare Corp. *	6,435	687,129
agilon health, Inc. *	109,942	196,796
Alignment Healthcare, Inc. *	38,916	536,263
Amedisys, Inc. *	11,465	1,130,449
Ardent Health, Inc. *	8,309	88,076
Astrana Health, Inc. *	14,165	337,977
BrightSpring Health Services, Inc. *	24,259	500,948

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Brookdale Senior Living, Inc. *	77,660	601,865
Clover Health Investments Corp. * (b)	134,219	387,893
Concentra Group Holdings Parent, Inc.	42,291	844,551
GeneDx Holdings Corp. *	7,104	724,253
Guardant Health, Inc. *	41,341	1,694,154
LifeStance Health Group, Inc. *	55,961	222,725
National HealthCare Corp.	4,440	426,373
NeoGenomics, Inc. *	45,383	219,654
OPKO Health, Inc. *	129,126	165,281
PACS Group, Inc. *	15,684	173,465
Pediatrix Medical Group, Inc. *	29,544	361,914
Premier, Inc., Class A	29,011	623,156
Privia Health Group, Inc. *	39,247	766,102
Progyny, Inc. *	25,513	599,811
RadNet, Inc. *	23,281	1,274,169
Select Medical Holdings Corp.	38,166	564,475
Surgery Partners, Inc. *	25,680	563,676
US Physical Therapy, Inc.	5,229	382,501
		15,075,471
Health Care REITs — 1.5%
American Healthcare REIT, Inc.	53,777	2,077,943
CareTrust REIT, Inc.	63,277	2,012,209
LTC Properties, Inc.	16,057	546,580
Medical Properties Trust, Inc. (b)	179,373	739,017
National Health Investors, Inc.	15,891	1,110,145
Sabra Health Care REIT, Inc.	77,233	1,392,511
Sila Realty Trust, Inc.	19,470	475,847
		8,354,252
Health Care Technology — 0.4%
Certara, Inc. *	42,730	420,463
Evolent Health, Inc., Class A *	37,982	381,719
HealthStream, Inc.	8,295	216,997
Phreesia, Inc. *	19,097	514,855
Schrodinger, Inc. *	19,801	402,555
Teladoc Health, Inc. *	62,466	450,380
		2,386,969
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	79,835	938,061
DiamondRock Hospitality Co.	70,143	541,504
Park Hotels & Resorts, Inc.	71,866	766,091
Pebblebrook Hotel Trust	42,087	422,133
RLJ Lodging Trust	52,604	389,270
Sunstone Hotel Investors, Inc.	65,813	575,864
Xenia Hotels & Resorts, Inc.	33,569	426,662
		4,059,585
Hotels, Restaurants & Leisure — 2.3%
Brinker International, Inc. *	15,720	2,477,472
Cheesecake Factory, Inc. (The) (b)	16,546	1,057,455
Cracker Barrel Old Country Store, Inc. (b)	7,880	488,560
First Watch Restaurant Group, Inc. *	14,062	243,132
Global Business Travel Group I *	35,896	230,811
Marriott Vacations Worldwide Corp.	10,440	777,467
Monarch Casino & Resort, Inc.	4,721	486,074
Papa John's International, Inc.	11,075	469,691
Penn Entertainment, Inc. *	50,696	915,570
Red Rock Resorts, Inc., Class A	18,024	1,105,772

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Sabre Corp. *	129,589	392,655
Shake Shack, Inc., Class A *	13,676	1,645,770
Six Flags Entertainment Corp. *	33,536	1,004,738
Sweetgreen, Inc., Class A *	35,011	450,942
United Parks & Resorts, Inc. * (b)	8,607	407,369
Wendy's Co. (The) (b)	55,570	547,364
		12,700,842
Household Durables — 1.2%
Cavco Industries, Inc. *	2,606	1,051,964
Century Communities, Inc.	8,945	503,514
Green Brick Partners, Inc. *	11,046	684,189
La-Z-Boy, Inc.	13,655	491,170
Leggett & Platt, Inc.	47,706	455,592
LGI Homes, Inc. *	7,028	374,382
M/I Homes, Inc. *	8,856	1,064,403
Newell Brands, Inc.	134,745	755,920
Sonos, Inc. *	38,568	416,920
Tri Pointe Homes, Inc. *	29,075	895,510
		6,693,564
Household Products — 0.5%
Central Garden & Pet Co. *	3,221	125,684
Central Garden & Pet Co., Class A *	17,608	625,436
Energizer Holdings, Inc.	22,468	505,979
Spectrum Brands Holdings, Inc.	9,013	482,286
WD-40 Co.	4,810	1,031,264
		2,770,649
Industrial REITs — 0.2%
Innovative Industrial Properties, Inc.	9,965	515,191
LXP Industrial Trust	105,178	816,181
		1,331,372
Insurance — 2.1%
AMERISAFE, Inc.	6,835	306,071
Baldwin Insurance Group, Inc. (The), Class A *	25,004	921,147
CNO Financial Group, Inc.	35,170	1,295,663
Employers Holdings, Inc.	7,962	328,671
F&G Annuities & Life, Inc.	7,391	235,847
Genworth Financial, Inc., Class A *	145,833	1,146,247
Goosehead Insurance, Inc., Class A	8,607	782,462
Horace Mann Educators Corp.	13,650	580,535
Lemonade, Inc. * (b)	19,204	723,607
Mercury General Corp.	8,817	610,577
Oscar Health, Inc., Class A * (b)	68,581	963,563
Palomar Holdings, Inc. *	9,299	1,232,025
Safety Insurance Group, Inc.	4,981	350,413
SiriusPoint Ltd. (Sweden) *	34,324	673,094
Skyward Specialty Insurance Group, Inc. *	10,785	545,505
Stewart Information Services Corp.	9,343	606,641
Trupanion, Inc. *	12,307	583,475
		11,885,543
Interactive Media & Services — 0.7%
Cargurus, Inc. *	27,742	910,492
Grindr, Inc. (Singapore) *	11,645	203,555
IAC, Inc. *	24,097	947,012
TripAdvisor, Inc. *	40,105	701,436

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Yelp, Inc. *	22,147	762,521
Ziff Davis, Inc. *	13,588	422,859
		3,947,875
IT Services — 0.6%
Applied Digital Corp. * (b)	63,796	838,280
ASGN, Inc. *	15,085	756,362
DigitalOcean Holdings, Inc. *	22,177	617,851
DXC Technology Co. *	58,187	791,925
Fastly, Inc., Class A *	47,484	322,416
Grid Dynamics Holdings, Inc. *	22,689	215,319
		3,542,153
Leisure Products — 0.6%
Peloton Interactive, Inc., Class A *	130,577	932,320
Polaris, Inc.	18,252	965,713
Topgolf Callaway Brands Corp. *	44,804	414,437
YETI Holdings, Inc. *	28,440	1,044,886
		3,357,356
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A *	36,885	496,103
Azenta, Inc. *	14,223	465,092
OmniAb, Inc. ‡ *	2,112	—
		961,195
Machinery — 2.9%
Alamo Group, Inc.	3,624	806,630
Albany International Corp., Class A	10,720	580,917
Atmus Filtration Technologies, Inc.	5,682	221,087
Energy Recovery, Inc. *	19,415	261,132
Enerpac Tool Group Corp.	19,365	745,746
Enpro, Inc.	7,080	1,503,863
ESCO Technologies, Inc.	8,599	1,665,626
Gorman-Rupp Co. (The)	7,372	303,432
Greenbrier Cos., Inc. (The)	9,873	449,221
Helios Technologies, Inc.	11,201	410,965
Hillenbrand, Inc.	23,993	496,895
Hillman Solutions Corp. *	66,087	521,426
Kadant, Inc.	4,014	1,335,739
Kennametal, Inc.	27,292	675,750
Lindsay Corp.	3,871	528,430
Mueller Water Products, Inc., Class A	55,824	1,382,202
Standex International Corp.	4,102	675,763
Symbotic, Inc. * (b)	15,159	817,828
Tennant Co.	6,704	553,348
Terex Corp.	22,510	1,144,859
Trinity Industries, Inc.	26,953	628,005
Worthington Enterprises, Inc.	10,726	664,690
		16,373,554
Marine Transportation — 0.2%
Matson, Inc.	10,575	1,129,198
Media — 1.0%
Cable One, Inc.	1,547	197,985
DoubleVerify Holdings, Inc. *	48,332	740,446
EchoStar Corp., Class A *	47,714	1,554,999
Ibotta, Inc., Class A *	5,394	196,072
Integral Ad Science Holding Corp. *	24,650	202,130

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
John Wiley & Sons, Inc., Class A	15,502	598,377
Magnite, Inc. *	47,354	1,089,616
Newsmax, Inc. *	14,931	198,433
TEGNA, Inc.	53,450	892,615
		5,670,673
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc. *	3,910	461,654
Century Aluminum Co. *	17,589	372,535
Coeur Mining, Inc. *	224,244	1,948,680
Constellium SE *	45,614	625,368
Ivanhoe Electric, Inc. *	33,892	324,008
Kaiser Aluminum Corp.	5,371	415,232
Materion Corp.	6,981	735,099
Warrior Met Coal, Inc.	17,416	894,834
Worthington Steel, Inc.	10,885	332,210
		6,109,620
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance, Inc.	43,910	422,414
Arbor Realty Trust, Inc. (b)	67,798	756,626
ARMOUR Residential REIT, Inc. (b)	29,017	473,267
Chimera Investment Corp.	28,175	376,700
Franklin BSP Realty Trust, Inc.	29,247	295,395
Ladder Capital Corp.	40,785	445,372
MFA Financial, Inc.	33,516	304,660
PennyMac Mortgage Investment Trust	30,873	363,993
Redwood Trust, Inc.	42,569	232,427
Two Harbors Investment Corp.	35,111	342,332
		4,013,186
Office REITs — 1.1%
COPT Defense Properties	40,147	1,095,210
Douglas Emmett, Inc.	54,717	829,510
Easterly Government Properties, Inc.	14,962	329,164
Empire State Realty Trust, Inc., Class A	48,292	349,634
Highwoods Properties, Inc.	36,646	1,063,100
JBG SMITH Properties (b)	25,880	548,138
Paramount Group, Inc. *	65,583	401,368
SL Green Realty Corp.	25,359	1,451,803
		6,067,927
Oil, Gas & Consumable Fuels — 2.7%
BKV Corp. (Thailand) *	6,028	124,418
Calumet, Inc. * (b)	23,465	374,032
Civitas Resources, Inc.	27,998	850,019
CNX Resources Corp. *	50,438	1,528,776
Core Natural Resources, Inc.	18,075	1,334,116
Crescent Energy Co., Class A	48,811	451,014
CVR Energy, Inc.	10,841	290,322
Delek US Holdings, Inc.	21,855	488,896
Dorian LPG Ltd.	13,067	376,199
Gulfport Energy Corp. *	5,365	934,207
International Seaways, Inc.	13,381	533,902
Kinetik Holdings, Inc.	8,135	352,896
New Fortress Energy, Inc. * (b)	50,643	138,002
NextDecade Corp. *	56,637	643,396
Northern Oil & Gas, Inc.	29,297	825,003
PBF Energy, Inc., Class A	29,776	672,938
Peabody Energy Corp.	39,199	633,064

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Sitio Royalties Corp.	26,759	486,211
SM Energy Co.	37,257	1,027,921
Talos Energy, Inc. *	39,956	341,624
Uranium Energy Corp. *	150,649	1,306,127
Venture Global, Inc., Class A	34,467	528,379
World Kinect Corp.	19,534	532,692
		14,774,154
Paper & Forest Products — 0.1%
Sylvamo Corp.	12,081	556,572
Passenger Airlines — 0.9%
Allegiant Travel Co. *	4,713	243,379
JetBlue Airways Corp. *	101,733	451,694
Joby Aviation, Inc. * (b)	172,013	2,865,737
SkyWest, Inc. *	13,873	1,608,713
		5,169,523
Personal Care Products — 0.1%
Edgewell Personal Care Co.	15,792	398,432
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc. *	43,980	343,924
Amphastar Pharmaceuticals, Inc. *	11,968	250,730
ANI Pharmaceuticals, Inc. *	6,428	407,214
Avadel Pharmaceuticals plc, ADR * (b)	31,301	328,974
Edgewise Therapeutics, Inc. *	27,932	398,310
Harmony Biosciences Holdings, Inc. *	15,102	531,288
Harrow, Inc. *	9,549	303,276
Innoviva, Inc. *	19,625	356,586
Ligand Pharmaceuticals, Inc. *	6,433	846,454
Supernus Pharmaceuticals, Inc. *	17,600	617,760
Tarsus Pharmaceuticals, Inc. *	10,304	400,001
WaVe Life Sciences Ltd. *	39,738	321,878
		5,106,395
Professional Services — 2.3%
Alight, Inc., Class A	148,147	794,068
CBIZ, Inc. *	18,374	1,123,019
Concentrix Corp. (b)	14,462	751,590
CSG Systems International, Inc.	9,185	573,695
First Advantage Corp. *	27,995	484,034
Huron Consulting Group, Inc. *	6,072	801,990
ICF International, Inc.	6,225	522,215
Insperity, Inc.	12,318	733,906
Korn Ferry	17,408	1,233,705
Legalzoom.com, Inc. *	40,632	365,282
ManpowerGroup, Inc.	15,805	651,956
NV5 Global, Inc. *	18,872	423,676
UL Solutions, Inc., Class A	21,359	1,561,770
Upwork, Inc. *	41,932	501,507
Verra Mobility Corp. *	56,589	1,429,438
WNS Holdings Ltd. (United Kingdom) *	14,482	1,083,109
		13,034,960
Real Estate Management & Development — 0.9%
Compass, Inc., Class A *	156,898	1,245,770
Cushman & Wakefield plc *	77,965	950,393
eXp World Holdings, Inc. (b)	29,438	317,342
Forestar Group, Inc. *	5,872	145,626

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Kennedy-Wilson Holdings, Inc.	36,836	269,640
Marcus & Millichap, Inc.	8,287	258,223
Newmark Group, Inc., Class A	51,382	779,465
St. Joe Co. (The)	14,507	732,603
		4,699,062
Residential REITs — 0.3%
Apartment Investment and Management Co., Class A	47,398	398,617
Centerspace	5,652	307,638
Elme Communities	31,301	472,019
NexPoint Residential Trust, Inc.	7,373	229,890
Veris Residential, Inc.	28,893	406,814
		1,814,978
Retail REITs — 1.2%
Acadia Realty Trust	46,387	868,365
Alexander's, Inc.	760	190,904
Curbline Properties Corp.	36,924	816,020
Getty Realty Corp.	18,652	518,339
InvenTrust Properties Corp.	26,330	725,918
Macerich Co. (The)	90,129	1,506,056
Saul Centers, Inc.	4,444	143,186
Tanger, Inc.	39,855	1,196,447
Urban Edge Properties	44,546	878,447
		6,843,682
Semiconductors & Semiconductor Equipment — 2.4%
Ambarella, Inc. *	14,471	956,388
Axcelis Technologies, Inc. *	11,087	750,479
Diodes, Inc. *	15,726	776,393
FormFactor, Inc. *	27,741	788,122
Impinj, Inc. *	9,489	1,466,810
Kulicke & Soffa Industries, Inc. (Singapore)	16,929	554,594
MaxLinear, Inc. *	28,809	455,758
Photronics, Inc. *	21,947	446,841
Power Integrations, Inc.	19,347	938,716
Rigetti Computing, Inc. * (b)	97,250	1,410,125
Semtech Corp. *	30,876	1,577,763
SiTime Corp. *	7,614	1,544,500
Synaptics, Inc. *	13,943	874,226
Ultra Clean Holdings, Inc. *	15,046	338,836
Veeco Instruments, Inc. *	18,806	390,789
		13,270,340
Software — 8.2%
A10 Networks, Inc.	25,576	471,110
ACI Worldwide, Inc. *	37,576	1,599,235
Adeia, Inc.	38,439	497,785
Agilysys, Inc. *	9,009	1,027,747
Alarm.com Holdings, Inc. *	17,638	963,564
Alkami Technology, Inc. *	22,842	509,148
Amplitude, Inc., Class A *	29,063	355,440
Appfolio, Inc., Class A *	8,188	2,189,307
Appian Corp., Class A *	10,967	302,799
Asana, Inc., Class A *	31,533	462,904
AvePoint, Inc. *	38,613	736,736
Braze, Inc., Class A *	24,965	695,775
C3.ai, Inc., Class A * (b)	42,414	999,274
Cipher Mining, Inc. *	93,835	512,339
Cleanspark, Inc. * (b)	97,065	1,103,629

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Clear Secure, Inc., Class A	29,656	872,183
Clearwater Analytics Holdings, Inc., Class A *	90,184	1,827,128
Core Scientific, Inc. * (b)	98,669	1,335,978
D-Wave Quantum, Inc. (Canada) * (b)	100,198	1,722,404
Five9, Inc. *	24,587	635,082
Freshworks, Inc., Class A *	70,069	910,196
Intapp, Inc. *	19,536	782,417
InterDigital, Inc.	8,529	2,202,188
Jamf Holding Corp. *	18,807	149,328
JFrog Ltd. *	34,488	1,497,124
Klaviyo, Inc., Class A *	35,845	1,114,779
Life360, Inc. * (b)	26,227	2,008,726
LiveRamp Holdings, Inc. *	22,315	732,378
MARA Holdings, Inc. * (b)	121,267	1,949,973
Meridianlink, Inc. *	10,570	168,909
N-Able, Inc. *	26,182	211,551
nCino, Inc. *	36,387	1,016,107
NCR Voyix Corp. *	49,204	670,158
PagerDuty, Inc. *	30,770	496,012
Progress Software Corp.	14,675	705,574
PROS Holdings, Inc. *	15,874	249,063
Q2 Holdings, Inc. *	21,425	1,739,710
Rapid7, Inc. *	21,248	448,758
RingCentral, Inc., Class A *	25,745	656,240
Riot Platforms, Inc. *	115,955	1,554,957
SoundHound AI, Inc. * (b)	128,802	1,330,525
Sprinklr, Inc., Class A *	40,233	362,499
Sprout Social, Inc., Class A *	16,773	287,657
Teradata Corp. *	30,803	644,707
Terawulf, Inc. * (b)	103,288	532,966
Varonis Systems, Inc. *	39,452	2,202,605
Verint Systems, Inc. *	21,159	450,264
Vertex, Inc., Class A *	23,500	779,495
Zeta Global Holdings Corp., Class A *	67,143	1,050,788
		45,725,221
Specialized REITs — 0.8%
Four Corners Property Trust, Inc.	35,664	900,160
Millrose Properties, Inc., Class A	43,107	1,292,779
National Storage Affiliates Trust	25,115	739,888
Outfront Media, Inc.	50,412	883,722
Safehold, Inc.	16,175	226,288
Uniti Group, Inc. *	81,425	433,181
		4,476,018
Specialty Retail — 2.6%
Academy Sports & Outdoors, Inc.	23,399	1,188,435
Advance Auto Parts, Inc.	20,229	1,073,553
American Eagle Outfitters, Inc.	56,553	610,772
Boot Barn Holdings, Inc. *	10,203	1,753,896
Buckle, Inc. (The)	11,384	562,028
Foot Locker, Inc. *	27,973	700,444
National Vision Holdings, Inc. *	26,508	643,084
Revolve Group, Inc. *	14,388	298,551
Sally Beauty Holdings, Inc. *	33,312	324,459
Signet Jewelers Ltd.	13,251	1,048,154
Sonic Automotive, Inc., Class A	4,964	359,145
Upbound Group, Inc.	18,607	383,955
Urban Outfitters, Inc. *	20,942	1,576,514

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Victoria's Secret & Co. *	24,660	463,608
Warby Parker, Inc., Class A *	31,531	755,168
Wayfair, Inc., Class A *	35,359	2,320,965
Winmark Corp.	1,063	401,198
		14,463,929
Technology Hardware, Storage & Peripherals — 0.0% ^
CompoSecure, Inc., Class A * (b)	16,844	239,353
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	42,065	765,162
Carter's, Inc.	11,933	289,256
G-III Apparel Group Ltd. *	12,382	292,215
Hanesbrands, Inc. *	117,121	479,025
Kontoor Brands, Inc.	19,655	1,093,997
Levi Strauss & Co., Class A	31,111	612,576
Steven Madden Ltd.	23,455	563,037
Under Armour, Inc., Class A *	64,112	425,704
Under Armour, Inc., Class C *	47,727	300,680
Wolverine World Wide, Inc.	28,882	652,156
		5,473,808
Tobacco — 0.1%
Universal Corp.	8,062	439,137
Trading Companies & Distributors — 0.9%
Boise Cascade Co.	13,522	1,133,279
DNOW, Inc. *	35,131	546,638
GMS, Inc. *	12,460	1,366,114
McGrath RentCorp	8,721	1,088,294
Willis Lease Finance Corp.	1,136	160,835
Xometry, Inc., Class A *	14,178	458,516
		4,753,676
Water Utilities — 0.2%
H2O America	11,143	538,096
Middlesex Water Co.	6,347	327,505
		865,601
Wireless Telecommunication Services — 0.4%
Gogo, Inc. *	22,981	364,478
Telephone and Data Systems, Inc.	32,522	1,269,659
United States Cellular Corp. *	4,272	311,557
		1,945,694
Total Common Stocks (Cost $518,817,755)		550,577,723
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
Sanofi Aatd, Inc., CVR ‡ *	10,020	1,453
Total Rights (Cost $29,066)		29,066

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 6.3%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (c) (d) (Cost $4,683,845)	4,683,845	4,683,845
Investment of Cash Collateral from Securities Loaned — 5.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d) (Cost $30,178,434)	30,178,434	30,178,434
Total Short-Term Investments (Cost $34,862,279)		34,862,279
Total Investments — 105.3% (Cost $553,709,100)		585,469,068
Liabilities in Excess of Other Assets — (5.3)%		(29,490,197)
NET ASSETS — 100.0%		555,978,871

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $29,450,121.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	47	09/19/2025	USD	5,218,410	183,789

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$550,577,723	$—	$— (a)	$550,577,723
Rights	—	—	29,066	29,066
Short-Term Investments
Investment Companies	4,683,845	—	—	4,683,845
Investment of Cash Collateral from Securities Loaned	30,178,434	—	—	30,178,434
Total Short-Term Investments	34,862,279	—	—	34,862,279
Total Investments in Securities	$585,440,002	$—	$29,066	$585,469,068
Appreciation in Other Financial Instruments
Futures Contracts	$183,789	$—	$—	$183,789

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$19,349,471	$158,159,083	$147,330,120	$—	$—	$30,178,434	30,178,434	$794,934	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	4,153,660	24,818,016	24,287,831	—	—	4,683,845	4,683,845	167,736	—
Total	$23,503,131	$182,977,099	$171,617,951	$—	$—	$34,862,279		$962,670	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.